Financial Risks - Schedule of Credit Risk Concentration - Mortgage Loans (Detail) - Mortgage loans [member] - Credit risk [member] - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 10,156	€ 10,406
Agricultural mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	46	49
Apartment mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5,365	5,517
Industrial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	410	402
Office mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,300	1,515
Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,372	1,465
Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,664	1,457
Americas [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	10,156	10,406
Americas [member] | Agricultural mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	46	49
Americas [member] | Apartment mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5,365	5,517
Americas [member] | Industrial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	410	402
Americas [member] | Office mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,300	1,515
Americas [member] | Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,372	1,465
Americas [member] | Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,663	1,456
International [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
International [member] | Other commercial mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	1
Past due and impaired [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	(26)	(12)
Past due and impaired [member] | Apartment mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	(10)	(4)
Past due and impaired [member] | Office mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	(14)	(7)
Past due and impaired [member] | Retail mortgage loans [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ (1)	€ (1)